S000006723 [Member] Investment Strategy - Limited Maturity Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade or money market securities. Most assets will typically be invested in U.S. dollar-denominated bonds. The Fund may invest in derivative instruments, such as futures contracts, in keeping with the Fund’s objective.
The Adviser follows an actively managed, total-return oriented approach and seeks to invest in securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets, and will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average duration of this Fund normally varies within one year (plus or minus) of the duration of the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, as of March 31, 2026, was 1.91 years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities.